SEGMENT INFORMATION - Reconciliation of Net Income to Adjusted EBITDA (Details) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Income before income taxes			$ (14,103,000)	$ 53,566,000	$ 43,679,000
Add:
Interest expense and affiliated interest expense			40,159,000	19,173,000	12,766,000
Depreciation and amortization			88,293,000	71,606,000	36,866,000
Adjustments related to MVC shortfall payments			26,565,000	17,025,000	10,768,000
Unit-based compensation			5,036,000	3,846,000	1,876,000
Loss on asset sales, net			442,000	113,000	0
Goodwill impairment	$ 54,200,000	$ 0	54,199,000	0	0
Long-lived asset impairment	$ 5,500,000		5,505,000	0	0
Less:
Interest income			4,000	5,000	9,000
Impact of purchase price adjustments			1,185,000	0	0
Corporate
Add:
Allocated corporate expenses			11,065,000	8,773,000	10,903,000
Reportable Segments
Less:
Adjusted EBITDA			$ 215,972,000	$ 174,097,000	$ 116,849,000